Interest and Other Expense, Net (Tables)	12 Months Ended
Sep. 30, 2013
Other Income And Expenses [Abstract]
Interest and other expense, net

Interest and other expense, net, consists of the following:

	Year Ended September 30,
	2013	2012	2011
Interest income	$(4,915)	$(5,478)	$(6,180)
Interest expense	3,557	3,175	2,882
Foreign exchange loss	4,279	7,378	9,737
Gain on sale of investments(1)	—	(9,172)	—
Other, net	3,154	5,045	2,218

	$6,075	$948	$8,657

(1)	Includes primarily a gain of $6,270 on the sale of remaining minority interest in Longshine Information Technology Company Ltd.